VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund Voya Multi-Manager International Factors Fund Voya Multi-Manager International Small Cap Fund

(each, a "Fund" and collectively, the "Multi-Manager Funds")

Voya Global Diversified Payment Fund

Voya Global Perspectives® Fund

(each, a "Fund" and together with the Multi-Manager Funds, the "Funds")

Supplement dated May 2, 2023

to Voya Global Diversified Payment Fund's

Class A, Class C, Class I, Class R, Class R6, and Class W Shares' Prospectus;

Voya Global Perspectives® Fund's

Class A, Class C, Class I, Class R, and Class W Shares' Prospectus; and

the Multi-Manager Funds'

Class A, Class C, Class I, Class R, Class R6, and Class W Shares' Prospectus,

each dated February 28, 2023

(each, a "Prospectus" and collectively, the "Prospectuses")

Effective May 1, 2023: (1) Lanyon Blair, CFA, CAIA was added as a portfolio manager for the Funds; and (2) Barbara Reinhard, CFA was added as a portfolio manager for Voya Global Perspectives® Fund and the Multi-Manager Funds. In addition, effective June 30, 2023, Douglas Coté, CFA is retiring from Voya Investment Management Co. LLC ("Voya IM"). In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya IM and Voya Investments, LLC.

1.Effective June 30, 2023, all references to Douglas Coté, CFA as a portfolio manager for Voya Global Perspectives® Fund are removed from the Prospectus.

2.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for Voya Global Diversified Payment Fund and the Multi-Manager Funds are removed from the Prospectuses.

3.Effective immediately, the Prospectus for Voya Global Diversified Payment Fund is revised as follows:

a)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)
Paul Zemsky, CFA
Portfolio Manager (since 08/08)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)

b)The table in the sub-section of the Prospectus entitled "Management of the Fund – The Sub- Adviser and Portfolio Managers – Individual Portfolio Managers" is deleted in its entirety and replaced with the following:

Portfolio	Sub-Adviser	Fund	Recent Professional Experience
Manager
Lanyon	Voya IM	Voya Global	Mr. Blair, Portfolio Manager, joined Voya IM in 2015 and is
Blair, CFA,		Diversified	Head of Manager Research and Selection for Multi-Asset
CAIA		Payment	Strategies and Solutions ("MASS"). He is responsible for
		Fund	manager research and selection activities across all asset
classes for the MASS group's multi-manager products. Prior
to joining Voya IM, Mr. Blair was an analyst at Wells Fargo, focusing on research and due diligence of equity, real
estate, and multi-asset managers. Prior to that, he was an
analyst with Fidelity Investments, covering equity and real
estate managers. Mr. Blair began his career as a consultant
with FactSet Research Systems where he worked closely
with equity, fixed income, and real estate research teams.
Barbara	Voya IM	Voya Global	Ms. Reinhard, Portfolio Manager, joined Voya IM in 2016
Reinhard,		Diversified	and is the head of asset allocation for Multi-Asset Strategies
CFA		Payment	and Solutions ("MASS"). She is responsible for strategic and
		Fund	tactical asset allocation decisions for the MASS team's
multi-asset strategies. Prior to joining Voya IM, Ms. Reinhard was the chief investment officer for Credit Suisse Private
Bank in the Americas (2011-2016) where she managed
discretionary multi-asset portfolios, was a member of the
global asset allocation committee, and the pension
investment committee. Prior to that, she spent 20 years at
Morgan Stanley.
Paul	Voya IM	Voya Global	Mr. Zemsky, Portfolio Manager and Chief Investment Officer
Zemsky,		Diversified	of Voya IM's Multi-Asset Strategies, joined Voya IM in 2005
CFA		Payment	as head of derivative strategies. Mr. Zemsky will no longer
		Fund	serve as a Portfolio Manager for the Fund effective on or
about December 31, 2023.

4.Effective immediately, the Prospectus for Voya Global Perspectives® Fund is revised as follows:

a)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Manager" in the Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Douglas Coté, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 03/13)
Barbara Reinhard, CFA
Portfolio Manager (since 05/23)
Effective June 30, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)

b)The sub-section of the Prospectus entitled "Management of the Fund – The Sub-Adviser and Portfolio Manager – Individual Portfolio Manager" is deleted in its entirety and replaced with the following:

Individual Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio	Investment	Fund	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Lanyon	Voya IM	Voya Global	Mr. Blair, Portfolio Manager, joined Voya IM in 2015 and is
Blair,		Perspectives®	Head of Manager Research and Selection for Multi-Asset
CFA, CAIA		Fund	Strategies and Solutions ("MASS"). He is responsible for
manager research and selection activities across all asset
classes for the MASS group's multi-manager products.
Prior to joining Voya IM, Mr. Blair was an analyst at Wells
Fargo, focusing on research and due diligence of equity,
real estate, and multi-asset managers. Prior to that, he was an analyst with Fidelity Investments, covering equity and
real estate managers. Mr. Blair began his career as a
consultant with FactSet Research Systems where he
worked closely with equity, fixed income, and real estate
research teams.
Douglas	Voya IM	Voya Global	Mr. Coté, Senior Portfolio Manager and Head of Global
Coté, CFA		Perspectives®	Perspectives, is part of the Voya Multi-Asset Strategies and
		Fund	Solutions Group. He is the founder and portfolio manager
of the Voya Global Perspectives Funds and managed
portfolios, a group of global tactical asset allocation
strategies. Mr. Coté rejoined Voya IM in 2010 having
previously worked there from 1994 through 2006,
primarily as a senior portfolio manager in Enhanced Core
Equities, responsible for large-cap, mid-cap, and small-cap
institutional and retail funds. From 2007 through 2009, he
was a managing partner and chief investment officer of a
hedge fund. Mr. Coté will no longer serve as a Portfolio
Manager for the Fund effective on or about June 30, 2023.
Barbara	Voya IM	Voya Global	Ms. Reinhard, Portfolio Manager, joined Voya IM in 2016
Reinhard,		Perspectives®	and is the head of asset allocation for Multi-Asset
CFA		Fund	Strategies and Solutions ("MASS"). She is responsible for
strategic and tactical asset allocation decisions for the
MASS team's multi-asset strategies. Prior to joining Voya
IM, Ms. Reinhard was the chief investment officer for Credit
Suisse Private Bank in the Americas (2011-2016) where
she managed discretionary multi-asset portfolios, was a
member of the global asset allocation committee, and the
pension investment committee. Prior to that, she spent 20
years at Morgan Stanley.

5.Effective immediately, the Prospectus for the Multi-Manager Funds is revised as follows:

a)The sub-sections of the Prospectus entitled "Portfolio Management – Investment Adviser – Portfolio Manager" in each Multi-Manager Fund's Summary Section are deleted in their entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)
Paul Zemsky, CFA
Portfolio Manager (since 05/18)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)

b)The table in the sub-section of the Prospectus entitled "Management of the Funds – The Sub- Advisers and Portfolio Managers – Individual Portfolio Managers" is revised to add line items with respect to Lanyon Blair, CFA, CAIA and Barbara Reinhard, CFA and to replace the line item with respect to Paul Zemsky, CFA with the following:

Portfolio	Investment	Fund	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Lanyon	Voya	Voya Multi-Manager	Mr. Blair, Portfolio Manager, joined Voya IM in
Blair, CFA,	Investments	Emerging Markets Equity	2015 and is Head of Manager Research and
CAIA	(Investment	Fund	Selection for Multi-Asset Strategies and
	Adviser)	Voya Multi-Manager	Solutions ("MASS"). He is responsible for
		International Equity Fund	manager research and selection activities
		Voya Multi-Manager	across all asset classes for the MASS group's
		International Factors	multi-manager products. Prior to joining Voya IM,
		Fund	Mr. Blair was an analyst at Wells Fargo, focusing
		Voya Multi-Manager	on research and due diligence of equity, real
		International Small Cap	estate, and multi-asset managers. Prior to that,
		Fund	he was an analyst with Fidelity Investments,
covering equity and real estate managers. Mr.
Blair began his career as a consultant with
FactSet Research Systems where he worked
closely with equity, fixed income, and real estate
research teams.
Barbara	Voya	Voya Multi-Manager	Ms. Reinhard, Portfolio Manager, joined Voya IM
Reinhard,	Investments	Emerging Markets Equity	in 2016 and is the head of asset allocation for
CFA	(Investment	Fund	Multi-Asset Strategies and Solutions ("MASS").
	Adviser)	Voya Multi-Manager	She is responsible for strategic and tactical
		International Equity Fund	asset allocation decisions for the MASS team's
		Voya Multi-Manager	multi-asset strategies. Prior to joining Voya IM,
		International Factors	Ms. Reinhard was the chief investment officer
		Fund	for Credit Suisse Private Bank in the Americas
		Voya Multi-Manager	(2011-2016) where she managed discretionary
		International Small Cap	multi-asset portfolios, was a member of the
		Fund	global asset allocation committee, and the
pension investment committee. Prior to that,
she spent 20 years at Morgan Stanley.

Paul	Voya	Voya Multi-Manager	Mr. Zemsky, Portfolio Manager and Chief
Zemsky,	Investments	Emerging Markets Equity	Investment Officer of Voya IM's Multi-Asset
CFA	(Investment	Fund	Strategies, joined Voya IM in 2005 as head of
	Adviser)	Voya Multi-Manager	derivative strategies. Mr. Zemsky will no longer
		International Equity Fund	serve as a Portfolio Manager for the Funds
		Voya Multi-Manager	effective on or about December 31, 2023.
International Factors
Fund
Voya Multi-Manager
International Small Cap
Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

(collectively, the "Multi-Manager Funds")

Voya Global Diversified Payment Fund

Voya Global Perspectives® Fund

(together, the "Global Funds" and together with the Multi-Manager Funds, the "Funds")

Supplement dated May 2, 2023

to the Multi-Manager Funds' Class A, Class C, Class I, Class R, Class R6, and Class W Shares'

Statement of Additional Information and the Global Funds' Class A, Class C, Class I, Class R, Class R6, and Class W Shares' Statement of Additional Information, each dated February 28, 2023 (each, an "SAI" and together, the "SAIs")

Effective May 1, 2023: (1) Lanyon Blair, CFA, CAIA was added as a portfolio manager for the Funds; and (2) Barbara Reinhard, CFA was added as a portfolio manager for Voya Global Perspectives® Fund and the Multi-Manager Funds. In addition, effective June 30, 2023, Douglas Coté, CFA, is retiring from Voya Investment Management Co. LLC ("Voya IM"). In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya IM and Voya Investments, LLC.

1.Effective June 30, 2023, all references to Douglas Coté, CFA as a portfolio manager for Voya Global Perspectives® Fund are removed from the SAI.

2.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for Voya Global Diversified Payment Fund and the Multi-Manager Funds are removed from the SAIs.

3.Effective immediately, the SAI for the Global Funds is revised as follows:

a)The tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed are amended to include the following:

Voya Global Diversified Payment Fund

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Lanyon Blair, CFA, CAIA2	0	$0	0	$0	0	$0

2 As of December 31, 2022.

Voya Global Perspectives® Fund

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies			Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total
Portfolio Manager	Accounts		Accounts		Accounts	Assets
Lanyon Blair, CFA, CAIA1	0	$0	0	$0	0	$0
Barbara Reinhard, CFA1	44	$15,002,288,817	8	$4,375,507,784	0	$0

1 As of December 31, 2022.

b)	The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management –
Compensation" is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Global Diversified Payment	Lanyon Blair, CFA, CAIA; Barbara	S&P Target Risk Moderate Index
Fund	Reinhard, CFA; and Paul Zemsky, CFA
Voya Global Perspectives® Fund	Lanyon Blair, CFA, CAIA; Douglas Coté,	S&P Target Risk Growth Index
CFA; and Barbara Reinhard, CFA
c)	The tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management –
Ownership of Securities" are amended to include the following:

Voya Global Diversified Payment Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA1	None
1 As of December 31, 2022.

Voya Global Perspectives® Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA1	None
Barbara Reinhard, CFA1	None
1 As of December 31, 2022.

Voya Global Diversified Payment Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1	$1-$10,000
1 As of December 31, 2022.

Voya Global Perspectives® Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1	None
Barbara Reinhard, CFA1	$1-$10,000

1 As of December 31, 2022.

4.Effective immediately, the SAI for the Multi-Manager Funds is revised as follows:

a)The table in the sub-section of the SAI entitled "Investment Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total
Portfolio Manager	Accounts		Accounts		Accounts	Assets
Lanyon Blair, CFA, CAIA2	0	$0	0	$0	0	$0
Barbara Reinhard, CFA2	44	$15,002,288,817	8	$4,375,507,784	0	$0

2 As of December 31, 2022.

b)The tables in the sub-section of the SAI entitled "Investment Adviser – Portfolio Management

– Ownership of Securities" are amended to include the following line items for each of the Multi-Manager Funds:

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA1	None
Barbara Reinhard, CFA1	None

1 As of December 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE